Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant stock options to our employees and directors on an annual basis. We also grant stock options to individuals upon hire or promotion or for retention or recognition purposes and have also granted restricted stock units for retention and recognition purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

While we do not have any policy or obligation that requires us to grant stock options to employees on specified dates, annual stock option grants to employees are typically approved in December and granted on January 1 of the following year. Stock option awards for new hires are typically approved with a grant date of the first day of the month following commencement of employment. Our annual stock option grants to non-employee directors occur automatically and without the need for any further action by the board of directors on the first business day following the date of each annual meeting of stockholders.

We did not grant any stock options, stock appreciation rights and/or similar option-like instruments to our named executive officers in the fiscal year ending December 31, 2025 during any period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method

We grant stock options to our employees and directors on an annual basis. We also grant stock options to individuals upon hire or promotion or for retention or recognition purposes and have also granted restricted stock units for retention and recognition purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false